Summary of significant accounting policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 26, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Revenue		$ 300,940		$ 16,964
FDIC uninsurance amount				$ 9,400,000
Vesting period				4 years
Description of vesting period				Vesting on a tier basis of 50% on the second anniversary of the effective date and 25% on the third and fourth anniversary dates
Additional paid in capital		$ 32,201,484		$ 31,499,889	$ 9,335,801	$ 23,993,581
Building [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P11Y	P11Y		P11Y
Revisions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional paid in capital				$ 725,004
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share outstanding		1,566,078	1,834,055	1,646,965	1,361,055
Patents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful lives		15 years		15 years
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives				P3Y
Minimum [Member] | Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P1Y
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives				P10Y
Maximum [Member] | Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P5Y